RESTRUCTURING - Narrative (Details) - USD ($) $ in Millions		1 Months Ended	3 Months Ended
	May 02, 2025	Feb. 29, 2024	Jun. 30, 2025	Mar. 31, 2024
Restructuring Cost and Reserve [Line Items]
Positions eliminated (as a percent)	40.00%	45.00%
Restructuring costs incurred			$ 1.7	$ 3.3
Research and development
Restructuring Cost and Reserve [Line Items]
Restructuring costs incurred			1.2	2.0
General and administrative
Restructuring Cost and Reserve [Line Items]
Restructuring costs incurred			$ 0.5	$ 1.3